Investments (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of Investments

	June 30, 2025	December 31, 2024
Equity-method investments	$23,407	$17,547
Investment in debt securities - AFS	9,017	11,187
Total Investments	$32,424	$28,734

	Successor	Predecessor
	December 31, 2024	December 31, 2023
Equity-method investments	$17,547	$4,482
Exchange-traded investments at fair value	—	9,685
Investment in debt securities - AFS	11,187	—
Total Investments	$28,734	$14,167

Schedule of Carrying Amounts and Maximum exposure Relating to AeroFlexx
The Company’s carrying amounts and maximum exposure relating to AeroFlexx, were as follows:

	Successor		Predecessor
	December 31, 2024		December 31, 2023
Asset type	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Equity method investment in AeroFlexx	$16,930	$16,930	$1,570	$1,570
Investments in debt securities - AFS	11,187	11,187	—	—
Due from related party	4,472	4,472	2,600	2,600
Total	$32,589	$32,589	$4,170	$4,170

Schedule of Financial Information of Equity Method Investments
Summarized financial information:
Balance sheets

	ESG Fund		AeroFlexx
	December 31,		December 31,
	2024	2023	2024	2023
Total Assets	$97,445	$58,022	$17,002	$10,780
Total Liabilities	93	107	27,861	8,031
Total Equity (Deficit)	$97,352	$57,915	$(10,859)	$2,749

Statements of operation

	ESG Fund		AeroFlexx
	Years ended December 31,		Years ended December 31,
	2024	2023	2024	2023
Revenue	$202	$320	$38	$16
Gross (Loss) Profit	(735)	(709)	(57)	1
Net Income (Loss)	$39,437	$(4,557)	$(13,663)	$(8,221)

Schedule of Unrealized Gains and Losses, and Fair Value of AFS Debt Securities
The amortized cost, gross unrealized gains and losses, and fair value of AFS debt securities as of December 31, 2024 is represented in the table below:

	Amortized cost	Gross unrealized gains	Fair value
Investment in Debt Securities - AFS	$10,278	$909	$11,187

Schedule of Contractual Maturity of Debt Securities
The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 2024 is shown below. Expected maturities can differ from contractual maturities.

	Amortized cost	Fair value
Due within one year	$—	$—
Due after one year through five years	10,278	11,187
Due after five years	—	—
	$10,278	$11,187